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                            [Letterhead of Michaels]


H. Christopher Owings
Ellie Quarles
Howard M. Baik
Securities and Exchange Commission
Mail Stop 3561
100 F Street N.E.
Washington, DC 20549

                                                               September 1, 2006


                              Michaels Stores, Inc.
        Preliminary Proxy Statement on Schedule 14A, Filed August 1, 2006
                                File No. 1-09338

Dear Mr. Owings, Ms. Quarles and Mr. Baik:

      Please find enclosed for filing with the Securities and Exchange Commission (the "Commission") a complete copy of a revised version of the above referenced Preliminary Proxy Statement on Schedule 14A (the "Proxy Statement" and, as so revised, the "Revised Proxy Statement"). The enclosed Revised Proxy Statement reflects certain revisions in response to the comment letters dated August 15 and August 31, 2006, from Mr. H. Christopher Owings to Mr. Charles J. Wyly, Jr., Chairman of the Board of Directors of Michaels Stores, Inc. (the "Company"), regarding the comments of the staff (the "Staff") of the Division of Corporate Finance of the Commission, and certain other revisions to reflect events occurring since the filing of the Proxy Statement.

      We respectfully submit the following additional response with respect to your comment contained in the August 31, 2006, comment letter. For the convenience of the Staff, we reproduce in bold the text of the numbered paragraph in the comment letter and follow with our own response.

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The Merger Agreement, page 45

      1. WE NOTE YOUR RESPONSE TO COMMENT 2 IN OUR LETTER DATED AUGUST 15, 2006 AND REISSUE THE COMMENT AS IT APPLIES TO THE LAST SENTENCE IN THE FIRST FULL PARAGRAPH ON PAGE 45 AND THE LAST SENTENCE IN THE DISCLOSURE IN ANNEX
      A. THE DISCLOSURE SHOULD BE REVISED TO REMOVE ANY POTENTIAL IMPLICATION THAT THE REFERENCED MERGER AGREEMENT DOES NOT CONSTITUTE PUBLIC DISCLOSURE UNDER THE FEDERAL SECURITIES LAWS.

            In response to the Staff's comment, the Company has revised the disclosure on page 45 of the Revised Proxy Statement and Annex A to the Revised Proxy Statement to delete the sentences referred to in the comment.

                                    * * * * *

      We respectfully note that our responses to the Staff's August 15, 2006, comment letter were described in our August 29, 2006, response letter to the Staff.

      Please feel free to call me at (972) 409-1581 if you have any questions or comments.

                                   Sincerely,

                                   /s/ Jeffrey N. Boyer
                                   ---------------------------------------------
                                   Jeffrey N. Boyer
                                   President and Chief Financial Officer
                                   Michaels Stores, Inc.